Fees Summary	Sep. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,832,000
Previously Paid Amount	0.00
Total Fee Amount	3,014.9992
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 3,014.9992
Narrative - Max Aggregate Offering Price	$ 21,832,000
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true